Business Acquisitions - Summary of Elements of Purchase Price of Acquisitions (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Cash	$ 175,450	$ 87,285	$ 87,285	$ 48,961
Common Stock	25,000	4,047	4,047	5,634
Other Purchase Price Component Current	(2,247)
Other Purchase Price Components		1,450	1,450	848
Other Purchase Price Component Long Term	100
Contingent Consideration		5,401	5,401	2,951
Contingent Consideration Current	34,661
Contingent Consideration Long Term	10,543
Total Purchase Price	243,507	98,183	98,183	58,394
CTEH
Business Acquisition [Line Items]
Cash	175,000
Common Stock	25,000
Other Purchase Price Component Current	(2,297)
Contingent Consideration Current	34,451
Contingent Consideration Long Term	10,543
Total Purchase Price	242,697
Other Acquisition
Business Acquisition [Line Items]
Cash	450
Other Purchase Price Component Current	50
Other Purchase Price Component Long Term	100
Contingent Consideration Current	210
Total Purchase Price	$ 810
Golden
Business Acquisition [Line Items]
Cash		1,500	1,500
Contingent Consideration		477	477
Total Purchase Price		1,977	1,977
TES
Business Acquisition [Line Items]
Cash		2,359	2,359
Common Stock		322	322
Other Purchase Price Components		25	25
Contingent Consideration		4,911	4,911
Total Purchase Price		7,617	7,617
TESUS
Business Acquisition [Line Items]
Cash		18,683	18,683
Common Stock		3,041	3,041
Other Purchase Price Components		1,495	1,495
Total Purchase Price		23,219	23,219
AWS
Business Acquisition [Line Items]
Cash		6,020	6,020
Other Purchase Price Components		150	150
Total Purchase Price		6,170	6,170
AEC
Business Acquisition [Line Items]
Cash		808	808
Total Purchase Price		808	808
LEHDER
Business Acquisition [Line Items]
Cash		3,878	3,878
Common Stock		684	684
Contingent Consideration		13	13
Total Purchase Price		4,575	4,575
ECT2
Business Acquisition [Line Items]
Cash		54,037	54,037
Other Purchase Price Components		(220)	(220)
Total Purchase Price		$ 53,817	$ 53,817
SES [Member]
Business Acquisition [Line Items]
Cash				450
Other Purchase Price Components				50
Total Purchase Price				500
Fa [Member]
Business Acquisition [Line Items]
Cash				1,096
Other Purchase Price Components				360
Contingent Consideration				372
Total Purchase Price				1,828
AGC [Member]
Business Acquisition [Line Items]
Cash				7,400
Common Stock				925
Other Purchase Price Components				95
Contingent Consideration				871
Total Purchase Price				9,291
Streamline [Member]
Business Acquisition [Line Items]
Cash				5,678
Common Stock				631
Other Purchase Price Components				180
Total Purchase Price				6,489
Leymaster [Member]
Business Acquisition [Line Items]
Cash				2,465
Common Stock				435
Other Purchase Price Components				250
Contingent Consideration				434
Total Purchase Price				3,584
AES
Business Acquisition [Line Items]
Cash				21,877
Common Stock				2,028
Other Purchase Price Components				(16)
Contingent Consideration				1,274
Total Purchase Price				25,163
EPS [Member]
Business Acquisition [Line Items]
Cash				9,995
Common Stock				1,615
Other Purchase Price Components				(71)
Total Purchase Price				$ 11,539